Financial results - Schedule of other financial results (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Financial Results Abstract [Abstract]
Amortized cost (Note 18.2)	$ (4,164)	$ (2,811)	$ (2,076)
Changes in the fair value of Warrants (Note 18.5.1)	(2,182)	16,498	6,840
Net changes in foreign exchange rate	14,328	3,068	(2,991)
Discount of assets and liabilities at present value	(2,300)	(3,432)	(10)
Impairment of financial assets		(4,839)
Changes in the fair value of financial assets	5,061	(645)	873
Interest expense on lease liabilities	(1,079)	(1,641)	(1,561)
Discount for well plugging and abandonment	(2,546)	(2,584)	(1,723)
Remeasurements of borrowings (1) (Note 18.2)	(19,163)
Others	4,851	633	(67)
Total other financial results	$ (7,194)	$ 4,247	$ (715)